Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 11.4%
Absa Group Ltd.	1,194,621	$8,506,404
Capitec Bank Holdings Ltd.(a)	126,958	10,627,680
Nedbank Group Ltd.	670,436	5,306,738
Standard Bank Group Ltd.	1,938,135	15,170,708

		39,611,530

Capital Markets — 1.4%
Reinet Investments SCA	263,242	4,691,708

Chemicals — 2.1%
Sasol Ltd.(a)(b)	929,732	7,256,430

Diversified Financial Services — 7.5%
FirstRand Ltd.	7,016,232	20,614,042
Remgro Ltd.	909,100	5,414,803

		26,028,845

Equity Real Estate Investment Trusts (REITs) — 1.3%
Growthpoint Properties Ltd.	6,075,725	4,659,970

Food & Staples Retailing — 7.8%
Bid Corp. Ltd.	528,662	9,542,817
Clicks Group Ltd.	413,236	6,268,931
Shoprite Holdings Ltd.	827,370	6,830,664
SPAR Group Ltd. (The)	357,593	4,411,613

		27,054,025

Food Products — 1.2%
Tiger Brands Ltd.	312,456	3,977,309

Industrial Conglomerates — 1.5%
Bidvest Group Ltd. (The)	508,236	5,357,803

Insurance — 7.1%
Discovery Ltd.	682,717	5,434,826
Old Mutual Ltd.	7,928,468	5,988,776
Rand Merchant Investment Holdings Ltd.	1,581,154	3,116,078
Sanlam Ltd.	2,786,197	9,982,691

		24,522,371

Internet & Direct Marketing Retail — 23.4%
Naspers Ltd., Class N	400,611	80,994,543

Media — 1.8%
MultiChoice Group	760,724	6,394,972

Metals & Mining — 21.4%
African Rainbow Minerals Ltd.	227,424	3,524,457
Anglo American Platinum Ltd.	89,899	6,541,853
AngloGold Ashanti Ltd.	630,277	13,291,153
Gold Fields Ltd.	1,345,093	11,432,584
Harmony Gold Mining Co. Ltd.(a)	994,169	4,064,361
Impala Platinum Holdings Ltd.	1,218,318	12,809,609

Security	Shares	Value

Metals & Mining (continued)
Kumba Iron Ore Ltd.	123,340	$4,200,075
Northam Platinum Ltd.(a)	595,989	6,786,987
Sibanye Stillwater Ltd.	3,510,534	11,681,932

		74,333,011

Multiline Retail — 1.2%
Woolworths Holdings Ltd.	1,840,927	4,162,122

Oil, Gas & Consumable Fuels — 1.1%
Exxaro Resources Ltd.	481,478	3,711,203

Pharmaceuticals — 1.6%
Aspen Pharmacare Holdings Ltd.(a)	673,827	5,376,248

Real Estate Management & Development — 1.2%
NEPI Rockcastle PLC	798,674	4,065,555

Specialty Retail — 1.4%
Mr. Price Group Ltd.	473,984	4,983,857

Wireless Telecommunication Services — 5.6%
MTN Group Ltd.	2,618,372	11,206,911
Vodacom Group Ltd.	1,031,998	8,217,308

		19,424,219

Total Common Stocks — 100.0% (Cost: $426,579,546)		346,605,721

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	1,804,897	1,805,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	10,000	10,000

		1,815,980

Total Short-Term Investments — 0.5% (Cost: $1,816,161)		1,815,980

Total Investments in Securities — 100.5% (Cost: $428,395,707)		348,421,701

Other Assets, Less Liabilities — (0.5)%		(1,716,111)

Net Assets — 100.0%		$346,705,590

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,406,550	$—	$(2,597,593	)(a)	$(2,796)	$(181)	$1,805,980	1,804,897	$7,384	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	(120,000	)(a)	—	—	10,000	10,000	17		—

					$(2,796)	$(181)	$1,815,980		$7,401		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$346,605,721	$—	$—	$346,605,721
Money Market Funds	1,815,980	—	—	1,815,980

	$348,421,701	$—	$—	$348,421,701

2